Debt - Additional Information (Detail) $ in Thousands			12 Months Ended
	Dec. 15, 2023 USD ($)	Jun. 13, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Aggregate accrued interest amount of exchanged debt instrument
Extinguishment of senior notes			$ 6,864	$ 0
Senior Notes [Member]
Aggregate accrued interest amount of exchanged debt instrument
Debt instrument face value		$ 20,000
Debt instrument stated rate of interest percentage		20.00%
Debt instrument date of maturity		Jun. 13, 2024
Debt instrument convertible conversion ratio		0.85
Proceeds from issuance or sale of equity		$ 6,000
Senior Notes [Member] | IPO [Member]
Aggregate accrued interest amount of exchanged debt instrument
Debt instrument convertible conversion ratio		0.85
Senior Notes [Member] | Series B-2 Preferred Stock [Member]
Aggregate accrued interest amount of exchanged debt instrument
Debt instrument convertible conversion ratio		0.85
Debt instrument converted into amount		$ 250,000
Senior Secured Notes [Member]
Aggregate accrued interest amount of exchanged debt instrument
Debt instrument face value	$ 14,375
Debt instrument stated rate of interest percentage	15.00%
Debt instrument date of maturity	Dec. 15, 2026
Debt instrument converted into amount			6,182
Extinguishment of senior notes	$ 6,864
Debt instrument issued principal			9,057
Proceeds from issuance of debt			2,875
Debt securities realized gain(loss)			11,086
Interest expense			63
Payments of debt issuance costs			$ 157
Aggregate principal amount of exchanged debt instrument	5,625
Aggregate accrued interest amount of exchanged debt instrument	$ 557